Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Total accrued expenses	$ 957	$ 920	$ 159
Interest Expense [Member]
Total accrued expenses		323	0
Rent And Real Estate Tax Expense [Member]
Total accrued expenses		300	0
Research and Development Expense [Member]
Total accrued expenses		122	0
Salaries and benefits [Member]
Total accrued expenses		55	39
Facility Expenses [Member]
Total accrued expenses		53	0
Stock exchange fees [Member]
Total accrued expenses		0	65
Other accrued expenses [Member]
Total accrued expenses		$ 67	$ 55